AMERICAN AADVANTAGE FUNDS
Institutional Class

Supplement Dated July 16, 2003 to the Prospectus dated March 1, 2003


The footnote to the Fees and Expenses table on page 27 is replaced with the following:

1 The Manager and MW Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2003 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.90%.


AMERICAN AADVANTAGE FUNDS
Cash Management Class

Supplement Dated July 16, 2003 to the Prospectus dated March 1, 2003


Footnote number 2 to the Fees and Expenses table on page 6 is replaced with the following:

2 The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2003 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.15%.


Footnote number 2 to the Fees and Expenses table on page 9 is replaced with the following:

2 The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2003 to the extent that Total Annual Fund Operating Expenses exceed 0.19%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.19%.